Subsequent Events - Summary of Contributions from the Mexican Government (Details) $ in Thousands, $ in Thousands						4 Months Ended	12 Months Ended
	Apr. 08, 2024 MXN ($)	Mar. 26, 2024 MXN ($)	Mar. 07, 2024 MXN ($)	Feb. 12, 2024 MXN ($)	Jan. 12, 2024 MXN ($)	Apr. 24, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Total							$ 0	$ 0	$ 0	$ 4,399,765
Subsequent event | Petróleos Mexicanos | Strengthening of financial position
Disclosure of non-adjusting events after reporting period [line items]
Total			$ 13,997,554	$ 32,391,756	$ 22,479,358	$ 82,869,417
Subsequent event | Petróleos Mexicanos | Strengthening of Financial Position
Disclosure of non-adjusting events after reporting period [line items]
Total		$ 5,857,845
Subsequent event | Petróleos Mexicanos | Strengthening of Financial Position
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 5,632,399	$ 2,510,505